RBC SMID Cap Growth Fund

RBC FUNDS TRUST

RBC Mid Cap Value Fund

RBC SMID Cap Growth Fund

Supplement dated May 6, 2014 to the

Prospectus dated November 27, 2013 ("Prospectus")

This Supplement provides additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

RBC SMID Cap Growth Fund

The first sentence of the "Principal Investment Strategies" section in the "Fund Summary" on page 7 of the Prospectus is deleted and replaced with the following to adjust the market capitalization of companies and issuers in whose equity securities the Fund may invest:

The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small- and mid-capitalization growth companies that fall within the market capitalization range of the Russell 2500TM Growth Index at the time of investment. As of May 31, 2013, the market capitalization range for the Russell 2500TM Growth Index was approximately $129 million to $8.1 billion.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE